Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Non-current assets
Property, plant and equipment	$ 2,575	$ 2,486	$ 2,951	$ 1,205
Intangible assets	47,449	29,849	31,762	32,366
Deferred tax assets	2,495	1,347	2,113	2,054
Investments accounted for using the equity method	0	8,225	0	0
Total non-current assets	52,519	41,907	36,826	35,625
Current assets
Cash and cash equivalents	8,604	2,824	7,129	4,522
Restricted cash	1,140	1,013	632	1,319
Trade and other receivables	12,712	12,556	14,992	10,399
Inventory	1,537	0	0	0
Assets classified as held for sale	0	4,080	13,530	13,530
Total current assets	23,993	20,473	36,283	29,770
TOTAL ASSETS	76,512	62,380	73,109	65,395
Current liabilities
Trade and other payables	8,917	15,395	24,639	17,923
Income tax liability	708	75	449	287
Provisions	2,802	2,897	1,718	1,710
Loans and borrowings	1,004	1,312	2,327	887
Total current liabilities	13,431	19,679	29,133	20,807
Non-current liabilities
Total non-current portion of non-current borrowings	22,087	24,642	19,359	18,380
Provisions	165	169	2,100	2,222
Deferred tax liabilities	411	0	1	1
Total non-current liabilities	22,663	24,811	21,460	20,603
Total liabilities	36,094	44,490	50,593	41,410
Equity
Share capital	222	163	163	163
Share premium	76,229	40,215	40,215	40,215
Cumulative translation reserve	220	(3,307)	(2,279)	(2,177)
Other reserves	15,314	21,408	20,076	19,846
(Accumulated deficit)/retained earnings	(51,567)	(40,773)	(35,659)	(34,062)
Equity and reserves attributable to owners	40,418	17,706	22,516	23,985
Non-controlling interest	0	184	0	0
Total equity	40,418	17,890	22,516	23,985
TOTAL EQUITY AND LIABILITIES	$ 76,512	$ 62,380	$ 73,109	$ 65,395